Investments in associates and joint ventures (Details) - EUR (€) € in Millions, shares in Millions		6 Months Ended
	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019
Investment in associates and joint arrangements
Gain in relation to disposal			€ 1,078
Gain in relation to the merger		€ 1,043
INWIT S.p.A.
Investment in associates and joint arrangements
Number of shares of joint venture sold		41.7
Percentage of INWIT's share capital sold		4.30%
Consideration for sale of joint venture		€ 400
Gain in relation to disposal		€ 13
Proportion of ownership interest in joint venture		33.20%
Bharti Infratel and Indus Towers Merger
Investment in associates and joint arrangements
Proportion of ownership interest in joint venture		28.20%
TPG
Investment in associates and joint arrangements
Gain in relation to the merger		€ 1,043
Remaining economic interest (as a percent)	49.90%
TPG | Vodafone Hutchison Australia Pty Limited
Investment in associates and joint arrangements
Proportion of ownership interest in joint venture	25.05%
TPG | TPG
Investment in associates and joint arrangements
Proportion of ownership interest in joint venture	25.05%